Income Taxes - Income Tax Expense (Benefit) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current tax expense (benefit)			$ (45)	$ 208	$ 6
Deferred tax expense (benefit)			(9,396)	0	0
Total income tax expense (benefit)	$ 0	$ (41)	$ (9,441)	$ 208	$ 6